Disclosures on reserves in Equity (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about controls capital management [Abstract]
Reserve for currency exchange conversion	$ (11,569)	$ (25,745)	$ (26,307)
Reserve for cash flow hedges	4,491	7,196	7,971
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	6,872	(270)	(1,111)
Reserve for actuarial gains or losses in defined benefit plans	(8,680)	(9,490)	(6,884)
Other reserves	16,318	14,086	11,332
Total other reserves	$ 7,432	$ (14,223)	$ (14,999)	$ (14,349)